UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

SMITH BARNEY INCOME FUNDS

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY EXCHANGE RESERVE FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY EXCHANGE RESERVE FUND

Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT OBLIGATIONS & AGENCIES - 3.6%
$ 7,448,000	Federal National Mortgage Association Discount Notes matures 11/10/04 (Cost - $7,444,835)	1.70%	$7,444,835

CERTIFICATES OF DEPOSIT - 23.8%
8,000,000	Abbey National Treasury Services matures 11/15/04	1.81	8,000,000
8,000,000	Canadian Imperial Bank of Commerce NY matures 11/29/04	1.87	8,000,000
8,000,000	Dexia Bank NY matures 11/1/04	1.79	8,000,000
8,000,000	HBOS Treasury Services PLC matures 11/12/04	1.78	8,000,000
1,000,000	Lloyds TSB Bank PLC matures 12/6/04	1.74	999,810
8,000,000	Toronto Dominion Bank NY matures 11/4/04	1.78	8,000,000
8,000,000	Wells Fargo Bank NA matures 11/22/04	1.85	8,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $48,999,810)		48,999,810

COMMERCIAL PAPER - 71.3%
8,000,000	Atlantic Asset Security Corp. matures 11/12/04	1.81	7,995,575
8,000,000	Brahms Funding Corp. matures 11/15/04	1.85	7,994,244
7,175,000	Chesham Finance LLC matures 11/12/04	1.82	7,171,010
4,128,000	Concord Minutemen Capital Co., LLC matures 11/5/04	1.80	4,127,174
8,000,000	Falcon Asset Security Corp. matures 11/17/04	1.84	7,993,458
6,855,000	Fenway Funding LLC matures 11/10/04	1.84	6,851,847
8,000,000	Gemini Securitization Corp. matures 11/4/04	1.79	7,998,807
7,500,000	Harrier Finance Funding LLC matures 11/4/04	1.83	7,498,856
8,000,000	Jupiter Securitization Corp. matures 11/18/04	1.86	7,992,973
6,000,000	Main Street Warehouse Funding LLC matures 11/17/04	1.91	5,994,907
8,000,000	Mont Blanc Capital Corp. matures 11/15/04	1.84	7,994,275
4,604,000	Nieuw Amsterdam Receivables Co. matures 11/23/04	1.95	4,598,513
8,000,000	Old Line Funding Corp. matures 11/1/04	1.85	8,000,000
8,000,000	Park Granda LLC matures 11/23/04	1.95	7,990,467
8,000,000	Perry Global Funding Corp. matures 11/9/04	1.80	7,996,800
8,000,000	Polonius Inc. matures 11/16/04	1.84	7,993,867
7,100,000	Saint Germain Holdings Ltd. matures 11/23/04	1.85	7,091,973
8,000,000	Tasman Funding Inc. matures 11/23/04	1.96	7,990,418
7,825,000	Unicredit Delaware Inc. matures 11/10/04	1.80	7,821,479
8,000,000	Victory Receivables Corp. matures 11/15/04	1.84	7,994,276

	TOTAL COMMERCIAL PAPER (Cost - $147,090,919)		147,090,919

TIME DEPOSIT - 1.6%
3,248,000	State Street Bank Cayman Islands matures 11/1/04 (Cost - $3,248,000)	1.85	3,248,000

	TOTAL INVESTMENTS - 100.3% (Cost - $206,783,564*)		206,783,564
	Liabilities in Excess of Other Assets - (0.3%)		(517,772)

	TOTAL NET ASSETS - 100.0%		$206,265,792

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Exchange Reserve Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Investment Transactions. Security transactions are accounted for on trade date.

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 28, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date December 28, 2004